Document and Entity Information	Nov. 01, 2024
Details
Registrant CIK	0001871890
Document Type	8-K
Document Period End Date	Nov. 01, 2024
Entity Registrant Name	GALAXY ENTERPRISES, INC.
Entity Incorporation, State or Country Code	WY
Securities Act File Number	333-258034
Entity Tax Identification Number	86-1370102
Entity Address, Address Line One	1701 Charles Iam Court
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89117
City Area Code	702
Local Phone Number	596-9628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false